IMPORTANT NOTICE

Dear Shareholder:

Peter Kinney (Sub-Advisor) has informed the Advisor (First Commerce Investors, Inc.) that in an effort to broaden his investment perspective, especially in emerging markets and to get critical first hand knowledge of those markets, he intends to take a one-year sabbatical in order to travel to such markets. Effective January 23, 1998, the contract between the Advisor and Sub-Advisor will be terminated. All portfolios will continue to be managed by the Advisor. The following is a supplement to your combined prospectus for Great Plains Funds reflecting such change.

We suggest that you keep this supplement for your records.


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            RETAIN THIS PORTION AND ATTACH TO YOUR CURRENT PROSPECTUS


GREAT PLAINS FUNDS


SUPPLEMENT TO THE PROSPECTUS DATED SEPTEMBER 18, 1997

The Sub-Advisory Agreement for the Equity Fund and the International Equity Fund will terminate on January 23, 1998. Thereafter, those Funds will continue to be managed by the Adviser.
                                                                January 16, 1998



EDGEWOOD SERVICES, INC.
Distributor

A subsidiary of FEDERATED INVESTORS

Cusip 391163102 Cusip 391163201 Cusip 391163300 Cusip 391163409 Cusip 391163508
G02264-01 (1/98)






GREAT PLAINS EQUITY FUND


GREAT PLAINS PREMIER FUND


GREAT PLAINS INTERNATIONAL EQUITY FUND


GREAT PLAINS INTERMEDIATE BOND FUND


GREAT PLAINS TAX-FREE BOND FUND

(Portfolios of Great Plains Funds)

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 18, 1997

The Sub-Advisory Agreement for the Equity Fund and the International Equity Fund will terminate on January 23, 1998. Thereafter, those Funds will continue to be managed by the Adviser.
                                                                January 16, 1998






EDGEWOOD SERVICES, INC.
Distributor

A subsidiary of FEDERATED INVESTORS

Cusip 391163102 Cusip 391163201 Cusip 391163300 Cusip 391163409 Cusip 391163508
G02264-02 (1/98)